Cash and deposits with financial institutions (Tables)	9 Months Ended
Jul. 31, 2024
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Summary of Cash and Deposits with Financial Institutions

	As at
($ millions)	July 31 2024		April 30 2024		October 31 2023
Cash and non-interest-bearing deposits with financial institutions	$9,253		$9,769		$10,173
Interest-bearing deposits with financial institutions	49,076		48,862		80,139
Total	$58,329	(1)	$58,631	(1)	$90,312	(1)
(1)	Net of allowances of $3 (April 30, 2024 – $3; October 31, 2023 – $7).